Financial instruments (Details 2)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 10,764,579		$ 8,588,255
Consideration receivable			82,678,366
Holdback receivable	11,909,368		12,068,773
Accounts payable and accrued liabilities	(14,378,215)		(10,371,103)
Income taxes payable	(1,058,487)		(2,428,560)
Current portion of royalty obligation	(1,495,548)		(1,537,202)
Royalty obligation	$ (2,035,010)		(2,911,810)
License fee payable			$ (501,800)
U.S. dollar currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 17,427,653		$ 4,086,080
Short-term investments		35,000,000		0
Accounts receivable		7,725,228		6,792,664
Consideration receivable		0		65,905,433
Holdback receivable		8,729,928		9,620,385
Accounts payable and accrued liabilities		(9,902,571)		(7,174,456)
Accrued transaction costs		0		(17,824,416)
Income taxes payable		(775,903)		(1,935,879)
Current portion of royalty obligation		(1,096,282)		(1,225,350)
Royalty obligation		(1,491,724)		(2,321,092)
License fee payable		0		(400,000)
Other long-term liability		(880,082)		(904,749)
Derivative financial assets liabilities		$ 54,736,247		$ 54,618,620